SHARE CAPITAL	6 Months Ended
Jun. 30, 2025
Share Capital
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Authorized

Unlimited number of subordinate voting shares without par value.

Issued

As at June 30, 2025, 840,762 subordinate voting shares were issued and outstanding.

During the six months ended June 30, 2025

On January 3, 2025, the Company issued 2,767 subordinate voting shares (6 subordinate voting shares post reverse split) following the exercise of B warrants.

On January 6, 2025, the Company issued 8,808 subordinate voting shares (18 subordinate voting shares post reverse split) following the exercise of B warrants.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – SHARE CAPITAL (continued)

On February 7, 2025, the Company issued 188,000 subordinate voting shares (376 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s.

On February 25, 2025, the Company issued 4,000 subordinate voting shares (8 subordinate voting shares post reverse split) following the exercise of B warrants and 2,462 subordinate voting shares (5 subordinate voting shares post reverse split) following the exercise of A warrants.

On February 28, 2025, the Company announced the closing of a Private Placement with gross proceeds to the Company of approximately of $24,544,583 before deducting Agent placement commission and other expenses paid by the Company in the amount of $3,992,393, totaling in a net amount of $20,552,190. Pursuant to the Private Placement, The Company issued 2,065,120 subordinate voting shares (4,130 subordinate voting shares post reverse split), 2,011,616 Pre-Funded Warrants, 4,076,736 series A warrants and 4,076,736 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

On April 21, 2025, the Company issued 7,710 subordinate voting shares (15 subordinate voting shares post reverse split) to directors following the vesting of RSU’s.

On April 22, 2025, the Company issued 70,073 subordinate voting shares to its C.E.O.

On April 25, 2025, the Company issued 131,800 subordinate voting shares to directors and consultants following the vesting of RSU’s.

From April 10, 2025 and until April 24, 2025, the Company issued 652,767 subordinate voting shares following the exercise of Pre-Funded Warrants and Series B Warrants that were exercised in alternative cashless method.

During the six-month period ended June 30, 2025, the Company repurchased 19,747 subordinate voting shares for $127,785 and returned them to treasury.

During the six months ended June 30, 2024

On January 4, 2024, the Company issued 17,915 subordinate voting shares (0.012 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a total fair value of $53,568.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately of $9,458,400 before deducting underwriting discounts and other expenses paid by the Company in the amount of $2,097,738, totaling in a net amount of $7,360,662. Pursuant to the offering, and the overallotment allocation, The Company issued 116,680,710 subordinate voting shares (1,228 subordinate voting shares post reverse splits), 134,166,665 series A warrants and 268,333,330 series B warrants. See note 10 for a discussion of the terms of the series A and B warrants.

On April 5, 2024, the Company issued 95 subordinate voting shares (0.02 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $53,568.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – SHARE CAPITAL (continued)

On April 8, 2024, the Company granted 1,180,000 RSUs (139 RSUs post reverse splits) to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 subordinate voting shares (139 subordinate voting shares post reverse splits) were issued on April 8, 2024 with a fair value of $1,645,287.

On April 9, 2024, the Company granted 100,000 RSUs (12 RSUs post reverse splits) to a consultant of the Company, the RSUs vested immediately, and 100,000 subordinate voting shares (12 subordinate voting shares post reverse splits) were issued with a fair value of $143,927.

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 subordinate voting shares (53 subordinate voting shares post reverse splits) (valued at US$400,500) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s subordinate voting shares is lower than US$0.89 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 subordinate voting shares (146 subordinate voting shares post reverse splits) to three directors following the vesting of RSU’s with a fair value of $1,205,315.

On June 19, 2024, the Company issued 23,543 subordinate voting shares (3 subordinate voting shares post reverse splits) to directors and consultants of the Company following the vesting of RSU’s with a fair value of $22,657.

As of June 30, 2024, the Company issued 614,109 subordinate voting shares(72 subordinate voting shares post reverse splits) following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 subordinate voting shares(826 subordinate voting shares post reverse splits) following the cashless exercise of A warrants and 172,766 subordinate voting shares(20 subordinate voting shares post reverse splits) following the exercise of B warrants at an exercise price of US$1.3643 per subordinate voting share.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 30% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options. Options granted may not exceed a term of ten years.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – SHARE CAPITAL (continued)

A summary of the stock options outstanding for the six months ended June 30, 2025 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	0.44	2,431,400
Granted during the period	0.40	1,154,100
Cancelled during the period	(0.84)	1,823,000

Outstanding at December 31, 2024	-	$-
Granted during the period	-	-
Cancelled during the period	-	-
Outstanding at June 30, 2025	-	-
Exercisable at June 30, 2025	-	-

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

December 31, 2024
Weighted average fair value of options granted	$0.57
Risk-free interest rate	3.4%
Estimated life (in years)	5
Expected volatility	108.75%
Expected dividend yield	0%

On January 10, 2024, the Company cancelled 565,000 stock options (0.35 stock options post reverse splits) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (0.40 stock options post reverse splits) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (0.09 post reverse splits) and 100,000 every month thereafter (0.06 post reverse splits) every month thereafter.